UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

898 N. Broadway, Suite 2
Massapequa, New York 11758
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust

898 N. Broadway, Suite 2

Massapequa, New York 11758
(Name and address of agent for service)

(844) 986-7676

Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2022

Item 1. Reports to Stockholders.

(a)

SP Funds S&P 500 Sharia Industry Exclusions ETF
Ticker: SPUS

SP Funds Dow Jones Global Sukuk ETF
Ticker: SPSK

SP Funds S&P Global REIT Sharia ETF
Ticker: SPRE

Semi-Annual Report
May 31, 2022

(Unaudited)

TABLE OF CONTENTS

This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

1

SP Funds

SP Funds S&P 500 Sharia Industry Exclusions ETF (“Sharia ETF”) PORTFOLIO ALLOCATION at May 31, 2022 (Unaudited)

Sector	% of Net Assets
Technology	37.2%
Consumer (Non-Cyclical)	23.2
Communications	11.8
Consumer (Cyclical)	9.8
Industrials	7.1
Energy	5.8
Basic Materials	2.7
Financials	2.2
Cash & Cash Equivalents (1)	0.2
Total	100.0%

SP Funds S&P Global REIT Sharia ETF (“Global REIT ETF”) PORTFOLIO ALLOCATION at May 31, 2022 (Unaudited)

Sector	% of Net Assets
Financials	99.9%
Cash & Cash Equivalents (1)	0.1
Total	100.0%

(1)Represents cash, short-term investments and other assets in excess of liabilities.

SP Funds Dow Jones Global Sukuk ETF (“Sukuk ETF”) PORTFOLIO ALLOCATION at May 31, 2022 (Unaudited)

Sector	% of Net Assets
Government	48.4%
Financials	25.9
Utilities	10.1
Energy	5.9
Consumer (Non-Cyclical)	5.4
Communications	2.1
Cash & Cash Equivalents (1)	1.4
Basic Materials	0.4
Consumer (Cyclical)	0.4
Total	100.0%

Sharia ETF

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at May 31, 2022 (Unaudited)

	Shares	Value
Common Stocks — 99.8%

Apparel — 0.9%
Nike, Inc. - Class B	9,597	$1,140,603
Tapestry, Inc.	1,983	68,414
Under Armour, Inc. - Class A (1)	1,378	14,579
Under Armour, Inc. - Class C (1)	1,064	10,321
VF Corp.	2,424	122,315
		1,356,232
Auto Manufacturers — 3.4%
Cummins, Inc.	1,068	223,340
Tesla, Inc. (1)	6,294	4,772,489
		4,995,829
Auto Parts & Equipment — 0.1%
Aptiv PLC	2,027	215,348

Beverages — 2.7%
Monster Beverage Corp. (1)	2,813	250,695
PepsiCo, Inc.	10,404	1,745,271
The Coca-Cola Co.	29,238	1,853,104
		3,849,070
Biotechnology - 2.4%
Amgen, Inc.	4,234	1,087,037
Biogen, Inc. (1)	1,103	220,600
Bio-Rad Laboratories, Inc. - Class A (1)	157	84,433
Corteva, Inc.	5,466	342,281
Illumina, Inc. (1)	1,172	280,671
Incyte Corp. (1)	1,414	107,309
Moderna, Inc. (1)	2,649	384,979
Regeneron Pharmaceuticals, Inc. (1)	797	529,798
Vertex Pharmaceuticals, Inc. (1)	1,913	513,927
		3,551,035
Building Materials — 0.7%
Carrier Global Corp.	6,434	252,921
Fortune Brands Home & Security, Inc.	1,007	69,835
Johnson Controls International PLC	5,282	287,922
Martin Marietta Materials, Inc.	466	158,151
Masco Corp.	1,664	94,332
Mohawk Industries, Inc. (1)	414	58,564
Vulcan Materials Co.	987	162,727
		1,084,452
Chemicals — 2.3%
Air Products and Chemicals, Inc.	1,667	410,349
Albemarle Corp.	879	228,909
DuPont de Nemours, Inc.	3,758	254,980
Ecolab, Inc.	1,875	307,331
FMC Corp.	895	109,709

	Shares	Value
Common Stocks — 99.8% (Continued)

Chemicals — 2.3% (Continued)
Linde PLC	3,851	$1,250,343
PPG Industries, Inc.	1,782	225,405
The Sherwin-Williams Co.	1,810	485,153
		3,272,179
Commercial Services — 0.4%
Cintas Corp.	662	263,695
Gartner, Inc. (1)	613	160,851
Robert Half International, Inc.	808	72,841
Rollins, Inc.	1,692	59,998
		557,385
Computers — 12.7%
Apple, Inc.	116,516	17,342,242
Cognizant Technology Solutions Corp.	3,952	295,214
EPAM Systems, Inc. (1)	427	144,548
Fortinet, Inc. (1)	1,015	298,552
HP, Inc.	8,142	316,235
NetApp, Inc.	1,678	120,732
		18,517,523
Cosmetics & Personal Care — 2.5%
Colgate-Palmolive Co.	6,336	499,340
The Estee Lauder Companies, Inc. - Class A	1,747	444,874
The Procter & Gamble Co.	18,029	2,666,128
		3,610,342
Distribution & Wholesale - 0.5%
Copart, Inc. (1)	1,537	176,033
Fastenal Co.	4,324	231,593
LKQ Corp.	1,998	102,677
Pool Corp.	299	119,187
W.W. Grainger, Inc.	322	156,837
		786,327
Electrical Components & Equipment — 0.4%
Emerson Electric Co.	4,464	395,778
Generac Holdings, Inc. (1)	471	116,375
		512,153
Electronics — 0.9%
Agilent Technologies, Inc.	2,248	286,755
Allegion PLC	663	74,024
Fortive Corp.	2,569	158,687
Garmin Ltd.	1,063	112,274
Mettler-Toledo International, Inc. (1)	167	214,782
TE Connectivity Ltd.	2,444	316,229
Trimble, Inc. (1)	1,885	128,274
		1,291,025

Sharia ETF

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS at May 31, 2022 (Unaudited)

	Shares	Value
Common Stocks — 99.8% (Continued)

Energy — Alternate Sources — 0.1%
Enphase Energy, Inc. (1)	1,005	$187,121

Environmental Control — 0.5%
Pentair PLC	1,244	62,412
Republic Services, Inc.	1,558	208,523
Waste Management, Inc.	2,889	457,935
		728,870
Food — 0.8%
Lamb Weston Holdings, Inc.	1,085	73,324
McCormick & Co., Inc.	1,875	173,850
Mondelez International, Inc.	10,440	663,566
The Hershey Co.	1,088	230,341
		1,141,081
Hand & Machine Tools — 0.1%
Stanley Black & Decker, Inc.	1,163	138,036

Healthcare — Products — 6.6%
Abbott Laboratories	13,299	1,562,101
ABIOMED, Inc. (1)	339	89,394
Align Technology, Inc. (1)	548	152,147
Bio-Techne Corp.	289	106,852
Boston Scientific Corp. (1)	10,713	439,340
Danaher Corp.	4,786	1,262,642
DENTSPLY SIRONA, Inc.	1,656	65,511
Edwards Lifesciences Corp. (1)	4,692	473,188
Henry Schein, Inc. (1)	1,043	89,323
Hologic, Inc. (1)	1,887	142,034
IDEXX Laboratories, Inc. (1)	637	249,462
Intuitive Surgical, Inc. (1)	2,691	612,579
Medtronic PLC	10,108	1,012,316
ResMed, Inc.	1,099	223,603
STERIS PLC	744	169,781
Stryker Corp.	2,524	591,878
Teleflex, Inc.	348	100,134
The Cooper Companies, Inc.	366	128,371
Thermo Fisher Scientific, Inc.	2,962	1,681,142
Waters Corp. (1)	453	148,561
West Pharmaceutical Services, Inc.	554	171,951
Zimmer Biomet Holdings, Inc.	1,568	188,489
		9,660,799
Healthcare — Services — 0.4%
Catalent, Inc. (1)	1,344	138,513
Charles River Laboratories International, Inc. (1)	374	87,546
Laboratory Corp of America Holdings	696	171,717
Quest Diagnostics, Inc.	893	125,931
		523,707

	Shares	Value
Common Stocks — 99.8% (Continued)

Home Builders — 0.4%
D.R. Horton, Inc.	2,422	$182,013
Lennar Corp. - Class A	1,972	158,253
NVR, Inc. (1)	24	106,815
PulteGroup, Inc.	1,877	84,953
		532,034
Household Products & Wares — 0.5%
Avery Dennison Corp.	623	107,505
Church & Dwight Co., Inc.	1,812	163,189
Kimberly-Clark Corp.	2,532	336,807
The Clorox Co.	926	134,603
		742,104
Internet — 10.3%
Alphabet, Inc. - Class A (1)	2,253	5,126,116
Alphabet, Inc. - Class C (1)	2,089	4,764,549
Booking Holdings, Inc. (1)	303	679,799
CDW Corp.	1,007	171,049
eBay, Inc.	4,704	228,944
Etsy, Inc. (1)	876	71,061
F5, Inc. (1)	455	74,183
Meta Platforms, Inc. - Class A (1)	17,362	3,361,978
NortonLifeLock, Inc.	4,375	106,487
Twitter, Inc. (1)	6,020	238,392
VeriSign, Inc. (1)	720	125,676
		14,948,234
Iron & Steel — 0.2%
Nucor Corp.	2,038	269,953

Machinery — Diversified — 0.8%
Dover Corp.	1,083	145,025
IDEX Corp.	560	107,268
Ingersoll Rand, Inc.	3,033	143,006
Nordson Corp.	401	87,370
Otis Worldwide Corp.	3,192	237,485
Rockwell Automation, Inc.	873	186,124
Westinghouse Air Brake Technologies Corp.	1,405	132,716
Xylem, Inc.	1,342	113,063
		1,152,057
Media — 0.1%
News Corp. - Class A	2,948	51,295
News Corp. - Class B	908	15,963
		67,258
Mining — 0.3%
Newmont Corp.	5,992	406,557

Sharia ETF

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at May 31, 2022 (Unaudited)

	Shares	Value
Common Stocks — 99.8% (Continued)

Miscellaneous Manufacturers — 1.2%
3M Co.	4,291	$640,604
A.O. Smith Corp. - Class A	978	58,797
Eaton Corp. PLC	2,995	415,107
Illinois Tool Works, Inc.	2,146	446,518
Trane Technologies PLC	1,755	242,295
		1,803,321
Office & Business Equipment — 0.1%
Zebra Technologies Corp. (1)	393	132,909

Oil & Gas — 5.5%
Chevron Corp.	14,499	2,532,395
ConocoPhillips	9,793	1,100,342
Coterra Energy, Inc.	6,100	209,413
EOG Resources, Inc.	4,399	602,487
Exxon Mobil Corp.	31,838	3,056,448
Pioneer Natural Resources Co.	1,706	474,166
		7,975,251
Oil & Gas Services — 0.2%
Baker Hughes Co. - Class A	6,807	244,916

Packaging & Containers — 0.1%
Packaging Corp. of America	701	110,253

Pharmaceuticals — 7.0%
Becton Dickinson and Co.	2,140	547,412
Dexcom, Inc. (1)	726	216,304
Eli Lilly & Co.	5,967	1,870,297
Johnson & Johnson	19,797	3,554,155
Merck & Co., Inc.	18,994	1,748,018
Pfizer, Inc.	42,066	2,231,181
		10,167,367
Real Estate Investment Trusts (REITs) — 2.2%
AvalonBay Communities, Inc.	1,049	218,150
Camden Property Trust	764	109,626
Crown Castle International Corp.	3,247	615,794
Duke Realty Corp.	2,742	144,860
Equinix, Inc.	676	464,473
Equity Residential	2,573	197,684
Mid-America Apartment Communities, Inc.	868	157,108
Prologis, Inc.	5,561	708,916
Public Storage	1,144	378,252
Weyerhaeuser Co.	5,631	222,537
		3,217,400

	Shares	Value
Common Stocks — 99.8% (Continued)

Retail — 4.3%
Advance Auto Parts, Inc.	465	$88,285
AutoZone, Inc. (1)	150	308,947
Dollar Tree, Inc. (1)	1,691	271,118
Genuine Parts Co.	1,064	145,481
Lowe’s Companies, Inc.	5,065	989,194
O’Reilly Automotive, Inc. (1)	505	321,771
Ross Stores, Inc.	2,650	225,303
Starbucks Corp.	8,647	678,790
The Home Depot, Inc.	7,849	2,376,285
The TJX Companies, Inc.	8,970	570,223
Tractor Supply Co.	855	160,193
Ulta Beauty, Inc. (1)	401	169,663
		6,305,253
Semiconductors — 9.9%
Advanced Micro Devices, Inc. (1)	12,294	1,252,267
Analog Devices, Inc.	3,951	665,348
Applied Materials, Inc.	6,677	783,145
Broadcom, Inc.	3,105	1,801,304
Intel Corp.	30,622	1,360,229
IPG Photonics Corp. (1)	254	26,794
KLA Corp.	1,131	412,645
Lam Research Corp.	1,049	545,511
Microchip Technology, Inc.	4,181	303,750
Micron Technology, Inc.	8,418	621,585
Monolithic Power Systems, Inc.	323	145,476
NVIDIA Corp.	18,762	3,503,241
NXP Semiconductors NV	1,996	378,761
QUALCOMM, Inc.	8,471	1,213,217
Teradyne, Inc.	1,214	132,642
Texas Instruments, Inc.	6,943	1,227,245
		14,373,160
Software — 14.4%
Adobe, Inc. (1)	3,547	1,477,255
Akamai Technologies, Inc. (1)	1,210	122,258
ANSYS, Inc. (1)	653	170,015
Autodesk, Inc. (1)	1,656	344,034
Cadence Design Systems, Inc. (1)	2,084	320,373
Ceridian HCM Holding, Inc. (1)	1,015	57,145
Cerner Corp.	2,197	208,385
Citrix Systems, Inc.	922	92,836
Microsoft Corp.	56,352	15,320,418
Paycom Software, Inc. (1)	358	101,794
PTC, Inc. (1)	788	91,826
Roper Technologies, Inc.	773	342,006
Salesforce, Inc. (1)	7,404	1,186,417

Sharia ETF

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS at May 31, 2022 (Unaudited)

	Shares	Value
Common Stocks — 99.8% (Continued)

Software — 14.4% (Continued)
ServiceNow, Inc. (1)	1,503	$702,607
Synopsys, Inc. (1)	1,148	366,442
Tyler Technologies, Inc. (1)	306	108,881
		21,012,692
Telecommunications — 1.5%
Arista Networks, Inc. (1)	1,682	172,035
Cisco Systems, Inc.	31,721	1,429,031
Corning, Inc.	5,618	201,237
Juniper Networks, Inc.	2,408	73,877
Motorola Solutions, Inc.	1,270	279,070
		2,155,250
Transportation — 2.4%
C.H. Robinson Worldwide, Inc.	976	105,906
CSX Corp.	16,679	530,226
Expeditors International of Washington, Inc.	1,268	138,009
J.B. Hunt Transport Services, Inc.	630	108,725
Norfolk Southern Corp.	1,799	431,148
Old Dominion Freight Line, Inc.	696	179,735
Union Pacific Corp.	4,756	1,045,274
United Parcel Service, Inc. - Class B	5,481	998,912
		3,537,935
Total Common Stocks
(Cost $138,597,631)		145,132,418

Total Investments in Securities — 99.8%
(Cost $138,597,631)		145,132,418
Other Assets in Excess of Liabilities — 0.2%		296,229
Total Net Assets — 100.0%		$145,428,647

(1)Non-income producing security.

Sukuk ETF

6	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at May 31, 2022 (Unaudited)

	Principal Amount	Value
Corporate Sukuk — 50.2%

Airlines — 0.4%
Unity 1 Sukuk Ltd.
2.394%, 11/03/2025	$200,000	$192,916

Banks — 16.4%
AHB Sukuk Co. Ltd.
4.375%, 09/19/2023	200,000	202,480
AUB Sukuk Ltd.
2.615%, 09/09/2026	400,000	372,424
Boubyan Sukuk Ltd.
2.593%, 02/18/2025	400,000	389,586
3.389%, 03/29/2027	200,000	198,030
DIB Sukuk Ltd.
2.950%, 02/20/2025	400,000	392,127
1.959%, 06/22/2026	600,000	558,970
2.950%, 01/16/2026	600,000	583,167
2.740%, 02/16/2027	400,000	380,003
EI Sukuk Co. Ltd.
1.827%, 09/23/2025	200,000	188,594
2.082%, 11/02/2026	200,000	187,115
Fab Sukuk Co. Ltd.
1.411%, 01/14/2026	400,000	371,000
2.591%, 03/02/2027	200,000	191,500
FAB Sukuk Co. Ltd.
3.875%, 01/22/2024	600,000	606,984
2.500%, 01/21/2025	200,000	195,319
MAR Sukuk Ltd.
3.025%, 11/13/2024	200,000	197,275
2.210%, 09/02/2025	400,000	381,500
QIB Sukuk Ltd.
3.982%, 03/26/2024	400,000	404,351
2.721% (3 Month LIBOR USD + 1.350%), 02/07/2025 (1)	400,000	402,042
1.950%, 10/27/2025	400,000	378,906
QIIB Senior Sukuk Ltd.
4.264%, 03/05/2024	400,000	405,802
SIB Sukuk Co. III Ltd.
2.850%, 06/23/2025	200,000	194,769
SNB Sukuk Ltd.
2.342%, 01/19/2027	400,000	377,160
Warba Sukuk Ltd.
2.982%, 09/24/2024	200,000	198,312
		7,757,416
Chemicals — 0.4%
Equate Sukuk SPC Ltd.
3.944%, 02/21/2024	200,000	200,700

	Principal Amount	Value
Corporate Sukuk — 50.2% (Continued)

Commercial Services — 4.5%
D.P. World Crescent Ltd.
3.908%, 05/31/2023	$600,000	$603,192
4.848%, 09/26/2028	600,000	607,782
3.750%, 01/30/2030	400,000	375,251
3.875%, 07/18/2029	600,000	570,178
		2,156,403
Diversified Financial Services — 0.8%
DAE Sukuk Difc Ltd.
3.750%, 02/15/2026	400,000	380,508

Electric — 10.1%
Saudi Electricity Global Sukuk Co. 2
5.060%, 04/08/2043	600,000	584,046
Saudi Electricity Global Sukuk Co. 3
5.500%, 04/08/2044	600,000	610,735
4.000%, 04/08/2024	800,000	807,802
Saudi Electricity Global Sukuk Co. 4
4.222%, 01/27/2024	400,000	405,428
4.723%, 09/27/2028	600,000	620,075
Saudi Electricity Global Sukuk Co. 5
2.413%, 09/17/2030	400,000	353,972
1.740%, 09/17/2025	400,000	376,423
Tabreed Sukuk SPC Ltd.
5.500%, 10/31/2025	200,000	210,442
TNB Global Ventures Capital Bhd.
4.851%, 11/01/2028	400,000	414,293
3.244%, 10/19/2026	400,000	390,986
		4,774,202
Food — 0.9%
Almarai Sukuk Ltd.
4.311%, 03/05/2024	400,000	404,643

Investment Companies — 0.4%
Senaat Sukuk Ltd.
4.760%, 12/05/2025	200,000	206,837

Oil & Gas — 5.9%
SA Global Sukuk Ltd.
0.946%, 06/17/2024	600,000	572,115
1.602%, 06/17/2026	1,000,000	927,804
2.694%, 06/17/2031	1,400,000	1,285,074
		2,784,993

Sukuk ETF

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF INVESTMENTS at May 31, 2022 (Unaudited)

	Principal Amount	Value
Corporate Sukuk — 50.2% (Continued)

Real Estate — 8.4%
Aldar Sukuk Ltd.
4.750%, 09/29/2025	$400,000	$409,100
Aldar Sukuk No. 2 Ltd.
3.875%, 10/22/2029	400,000	387,500
DIFC Sukuk Ltd.
4.325%, 11/12/2024	400,000	405,000
Emaar Sukuk Ltd.
3.635%, 09/15/2026	400,000	389,999
3.875%, 09/17/2029	400,000	387,500
3.700%, 07/06/2031	200,000	189,496
EMG Sukuk Ltd.
4.564%, 06/18/2024	400,000	402,796
ESIC Sukuk Ltd.
3.939%, 07/30/2024	400,000	394,570
MAF Sukuk Ltd.
4.638%, 05/14/2029	400,000	406,000
3.933%, 02/28/2030	400,000	388,199
4.500%, 11/03/2025	200,000	201,998
		3,962,158
Telecommunications — 2.0%
Axiata SPV2 Bhd.
2.163%, 08/19/2030	200,000	173,553
4.357%, 03/24/2026	200,000	204,499
Saudi Telecom Co.
3.890%, 05/13/2029	600,000	592,950
		971,002
Total Corporate Sukuk
(Cost $25,213,498)		23,791,778

Foreign Government Sukuk — 48.4%

Multi-National — 8.9%
ICDPS Sukuk Ltd.
1.810%, 10/15/2025	200,000	190,250
IDB Trust Services Ltd.
3.389%, 09/26/2023	400,000	403,000
2.843%, 04/25/2024	800,000	797,500
1.957%, 10/02/2024	800,000	780,710
1.809%, 02/26/2025	800,000	774,192
0.908%, 06/25/2025	600,000	562,500
Isdb Trust Services NO 2 SARL
1.262%, 03/31/2026	800,000	745,132
		4,253,284
Sovereign — 39.5%
Hong Kong Sukuk 2017 Ltd.
3.132%, 02/28/2027	400,000	400,200

	Principal Amount	Value
Foreign Government Sukuk — 48.4% (Continued)

Sovereign — 39.5% (Continued)
KSA Sukuk Ltd.
3.628%, 04/20/2027	$2,200,000	$2,235,651
4.303%, 01/19/2029	1,200,000	1,258,017
2.969%, 10/29/2029	1,200,000	1,163,923
2.250%, 05/17/2031	1,000,000	903,700
Malaysia Sovereign Sukuk Bhd.
3.043%, 04/22/2025	400,000	399,250
4.236%, 04/22/2045	100,000	102,655
Malaysia Sukuk Global Bhd.
3.179%, 04/27/2026	400,000	400,285
4.080%, 04/27/2046	200,000	200,402
Malaysia Wakala Sukuk Bhd.
2.070%, 04/28/2031	400,000	362,233
3.075%, 04/28/2051	200,000	169,791
Perusahaan Penerbit SBSN Indonesia III
4.350%, 09/10/2024	800,000	814,448
4.325%, 05/28/2025	900,000	915,300
4.550%, 03/29/2026	800,000	819,184
4.150%, 03/29/2027	1,000,000	1,005,510
4.400%, 03/01/2028	800,000	812,000
3.900%, 08/20/2024	400,000	407,650
4.450%, 02/20/2029	500,000	509,500
2.300%, 06/23/2025	400,000	386,100
2.800%, 06/23/2030	400,000	364,100
3.800%, 06/23/2050	400,000	346,596
1.500%, 06/09/2026	600,000	548,039
2.550%, 06/09/2031	400,000	353,900
3.550%, 06/09/2051	400,000	333,940
RAK Capital
3.094%, 03/31/2025	400,000	393,530
Sharjah Sukuk Ltd.
3.764%, 09/17/2024	400,000	402,410
Sharjah Sukuk Program Ltd.
3.854%, 04/03/2026	600,000	597,815
3.234%, 10/23/2029	640,000	592,605
3.200%, 07/13/2031	400,000	363,942
2.942%, 06/10/2027	600,000	566,801
4.226%, 03/14/2028	600,000	594,328
		18,723,805
Total Foreign Government Sukuk
(Cost $24,582,235)		22,977,089

Total Investments in Securities — 98.6%
(Cost $49,795,733)		46,768,867
Other Assets in Excess of Liabilities — 1.4%		669,018
Total Net Assets — 100.0%		$47,437,885

Sukuk ETF

8	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at May 31, 2022 (Unaudited)

LIBOR London Interbank Offered Rate

(1)Variable rate security; rate shown is the rate in effect on May 31, 2022. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.

Portfolio Diversification	Value	Percentage of Total Investments
Cayman Islands	$27,257,036	58.3%
Indonesia	6,380,388	13.6
Jersey	3,317,902	7.1
Saudi Arabia	2,407,226	5.1
Malaysia	2,285,923	4.9
United Arab Emirates	2,207,157	4.7
United States	1,767,903	3.8
Luxembourg	745,132	1.6
Hong Kong	400,200	0.9
Total	$46,768,867	100.0%

Global REIT ETF

The accompanying notes are an integral part of these financial statements.	9

SCHEDULE OF INVESTMENTS at May 31, 2022 (Unaudited)

	Shares	Value
Common Stocks — 99.9%

REITS — Apartments — 17.8%
AvalonBay Communities, Inc.	7,440	$1,547,222
Camden Property Trust	7,552	1,083,637
Equity Residential	20,504	1,575,322
Home Reit PLC	40,028	57,611
Mid-America Apartment Communities, Inc.	8,439	1,527,459
		5,791,251
REITS — Diversified — 39.3%
Arena REIT	26,286	81,271
Axis Real Estate Investment Trust	92,976	42,469
Crown Castle International Corp.	21,719	4,119,008
Duke Realty Corp.	27,729	1,464,923
Equinix, Inc.	5,940	4,081,315
Goodman Property Trust	79,531	110,530
IGIS Value Plus REIT Co. Ltd.	2,324	11,346
IMPACT Growth Real Estate Investment Trust	34,979	16,866
Ingenia Communities Group	27,781	81,907
PotlatchDeltic Corp.	5,102	267,651
PS Business Parks, Inc.	1,528	286,699
Rayonier, Inc.	11,044	455,234
Washington Real Estate Investment Trust	6,098	148,120
Weyerhaeuser Co.	39,327	1,554,203
WHA Premium Growth Freehold & Leasehold Real Estate Investment Trust	96,175	29,229
		12,750,771
REITS — Health Care — 0.6%
Community Healthcare Trust, Inc.	1,700	64,056
HealthCo REIT	19,756	24,163
Impact Healthcare REIT PLC	29,303	43,947
Universal Health Realty Income Trust	925	49,645
		181,811
REITS — Management & Service — 0.4%
Home Consortium Ltd.	14,813	59,506
KLCCP Stapled Group - Stapled Security	38,338	59,979
		119,485
REITS — Manufactured Homes — 3.1%
Equity LifeStyle Properties, Inc.	13,116	992,881

REITS — Regional Malls — 0.1%
IGB Real Estate Investment Trust	119,316	44,691

	Shares	Value
Common Stocks — 99.9% (Continued)

REITS — Shopping Centers — 4.6%
Link REIT	156,672	$1,418,836
NETSTREIT Corp.	2,853	59,998
		1,478,834
REITS — Storage — 10.4%
Public Storage	10,230	3,382,447

REITS — Warehouse & Industry — 23.6%
BWP Trust	36,592	108,410
EastGroup Properties, Inc.	3,091	499,351
First Industrial Realty Trust, Inc.	9,898	526,079
Frasers Property Thailand Industrial Freehold & Leasehold REIT	119,846	37,824
Innovative Industrial Properties, Inc.	2,067	275,014
Prologis, Inc.	29,961	3,819,428
Rexford Industrial Realty, Inc.	12,175	777,617
Segro PLC	89,589	1,251,035
Terreno Realty Corp.	5,735	348,172
		7,642,930
Total Common Stocks
(Cost $35,323,287)		32,385,101

Total Investments in Securities — 99.9%
(Cost $35,323,287)		32,385,101
Other Assets in Excess of Liabilities — 0.1%		41,306
Total Net Assets — 100.0%		$32,426,407

REIT - Real Estate Investment Trust

Stapled Security - A stapled security is a type of financial instrument. It consists of two or more securities that are contractually bound to form a single salable unit; they cannot be bought or sold separately.

SP Funds

10	The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES at May 31, 2022 (Unaudited)

	Sharia ETF	Sukuk ETF	Global REIT ETF

Assets:
Investments in securities, at value (Note 2)	$145,132,418	$46,768,867	$32,385,101
Cash	129,904	342,625	37,062
Foreign cash (Cost $-, $-, and $1,696, respectively)	—	—	1,565
Receivables:
Investment interest income	—	350,015	—
Dividends and sukuk income	225,321	—	21,554
Total assets	145,487,643	47,461,507	32,445,282

Liabilities:
Payables:
Management fees (Note 4)	58,996	23,622	18,875
Total liabilities	58,996	23,622	18,875
Net Assets	$145,428,647	$47,437,885	$32,426,407

Components of Net Assets:
Paid-in capital	$138,889,598	$51,010,756	$34,520,748
Total distributable (accumulated) earnings (losses)	6,539,049	(3,572,871)	(2,094,341)
Net assets	$145,428,647	$47,437,885	$32,426,407

Net Asset Value (unlimited shares authorized):
Net assets	$145,428,647	$47,437,885	$32,426,407
Shares of beneficial interest issued and outstanding	5,175,000	2,600,000	1,400,000
Net asset value	$28.10	$18.25	$23.16

Cost of investments	$138,597,631	$49,795,733	$35,323,287

SP Funds

The accompanying notes are an integral part of these financial statements.	11

STATEMENTS OF OPERATIONS For the Six-Months Ended May 31, 2022 (Unaudited)

	Sharia ETF	Sukuk ETF	Global REIT ETF

Investment Income:
Dividend income (net of foreign withholding tax of $221, $- and $4,303, respectively)	$855,070	$—	$384,328
Sukuk income	—	465,083	—
Total investment income	855,070	465,083	384,328

Expenses:
Management fees (Note 4)	336,145	125,820	102,332
Total expenses	336,145	125,820	102,332
Net investment income (loss)	518,925	339,263	281,996

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	835,328	(34,310)	1,283,553
Foreign currency transactions	—	—	(105)
Change in net unrealized appreciation/depreciation on investments and foreign currency transactions	(20,681,791)	(3,161,189)	(4,815,743)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(19,846,463)	(3,195,499)	(3,532,295)
Net increase (decrease) in net assets resulting from operations	$(19,327,538)	$(2,856,236)	$(3,250,299)

Sharia ETF

12	The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six-Months Ended May 31, 2022 (Unaudited)	Year Ended November 30, 2021

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$518,925	$444,146
Net realized gain (loss) on investments	835,328	1,199,052
Change in net unrealized appreciation/depreciation on investments	(20,681,791)	20,834,222
Net increase (decrease) in net assets resulting from operations	(19,327,538)	22,477,420

Distributions to Shareholders:
Net distributions to shareholders	(1,108,800)	(766,350)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares (1)	42,434,890	62,898,225
Total increase (decrease) in net assets	21,998,552	84,609,295

Net Assets:
Beginning of period	123,430,095	38,820,800
End of period	$145,428,647	$123,430,095

(1)Summary of share transactions is as follows:

	Six-Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021
	Shares	Value	Shares	Value
Shares sold	1,475,000	$45,365,183	2,250,000	$64,359,335
Shares redeemed	(100,000)	(2,930,293)	(50,000)	(1,461,110)
Net increase (decrease)	1,375,000	$42,434,890	2,200,000	$62,898,225

Sukuk ETF

The accompanying notes are an integral part of these financial statements.	13

STATEMENT OF CHANGES IN NET ASSETS

	Six-Months Ended May 31, 2022 (Unaudited)	Year Ended November 30, 2021

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$339,263	$460,216
Net realized gain (loss) on investments	(34,310)	(222,061)
Change in net unrealized appreciation/depreciation on investments	(3,161,189)	(568,189)
Net increase (decrease) in net assets resulting from operations	(2,856,236)	(330,034)

Distributions to Shareholders:
Distributable earnings	(560,550)	(460,216)
Return of capital	—	(410,234)
Net distributions to shareholders	(560,550)	(870,450)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares (1)	13,313,163	7,618,689
Total increase (decrease) in net assets	9,896,377	6,418,205

Net Assets:
Beginning of period	37,541,508	31,123,303
End of period	$47,437,885	$37,541,508

(1)Summary of share transactions is as follows:

	Six-Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021
	Shares	Value	Shares	Value
Shares sold	700,000	$13,305,350	800,000	$16,032,365
Shares redeemed	—	—	(425,000)	(8,445,980)
Variable fees	—	7,813	—	32,304
Net increase (decrease)	700,000	$13,313,163	375,000	$7,618,689

Global REIT ETF

14	The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six-Months Ended May 31, 2022 (Unaudited)	Period Ended November 30, 2021 (1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$281,996	$153,774
Net realized gain (loss) on investments	1,283,448	1,797,651
Change in net unrealized appreciation/depreciation on investments	(4,815,743)	1,881,433
Net increase (decrease) in net assets resulting from operations	(3,250,299)	3,832,858

Distributions to Shareholders:
Distributable earnings	(544,375)	(264,912)
Return of capital	—	(140,438)
Net distributions to shareholders	(544,375)	(405,350)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares (2)	13,153,099	19,640,474
Total increase (decrease) in net assets	9,358,425	23,067,982

Net Assets:
Beginning of period	23,067,982	—
End of period	$32,426,407	$23,067,982

(1)The Fund commenced operations on December 29, 2020. The information presented is from December 29, 2020 to November 30, 2021. (2)Summary of share transactions is as follows:

	Six-Months Ended May 31, 2022 (Unaudited)		Period Ended November 30, 2021 (1)
	Shares	Value	Shares	Value
Shares sold	1,000,000	$26,139,465	1,275,000	$28,586,785
Shares redeemed	(500,000)	(12,986,430)	(375,000)	(8,946,730)
Variable fees	—	64	—	419
Net increase (decrease)	500,000	$13,153,099	900,000	$19,640,474

Sharia ETF

The accompanying notes are an integral part of these financial statements.	15

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Six-Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021	Period Ended November 30, 2020 (1)

Net asset value, beginning of period/year	$32.48		$24.26	$20.00

Income from Investment Operations:
Net investment income (loss) (2)	0.11		0.17	0.22
Net realized and unrealized gain (loss) on investments	(4.24)		8.36	4.25
Total from investment operations	(4.13)		8.53	4.47

Less Distributions:
From net investment income	(0.18)		(0.18)	(0.21)
From long-term capital gains	(0.07)		(0.13)	—
Total distributions	(0.25)		(0.31)	(0.21)

Net asset value, end of period/year	$28.10		$32.48	$24.26
Total return (4)	(12.77	)%(3)	35.40%	22.58%	(3)

Ratios / Supplemental Data:
Net assets, end of period/year (millions)	$145.4		$123.4	$38.8
Portfolio turnover rate	3	%(3)	18%	46%	(3)
Ratio of expenses to average net assets	0.49	%(5)	0.49%	0.49%	(5)
Ratio of net investment income (loss) to average net assets	0.76	%(5)	0.60%	1.06%	(5)

(1)The Fund commenced operations on December 17, 2019. The information presented is from December 17, 2019 to November 30, 2020.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value.

(5)Annualized.

Sukuk ETF

16	The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Six-Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021	Period Ended November 30, 2020 (1)

Net asset value, beginning of period/year	$19.76		$20.41	$20.00

Income from Investment Operations:
Net investment income (loss) (2)	0.15		0.27	0.30
Net realized and unrealized gain (loss) on investments	(1.41)		(0.42)	0.39
Total from investment operations	(1.26)		(0.15)	0.69

Less Distributions:
From net investment income	(0.25)		(0.26)	(0.28)
From return of capital	—		(0.24)	—
Total distributions	(0.25)		(0.50)	(0.28)

Net asset value, end of period/year	$18.25		$19.76	$20.41
Total return (4)	(6.42	)%(3)	(0.73)%	3.48	%(3)(5)

Ratios / Supplemental Data:
Net assets, end of period/year (millions)	$47.4		$37.5	$31.1
Portfolio turnover rate	8	%(3)	28%	15	%(3)
Ratio of expenses to average net assets	0.59	%(6)	0.65%	0.65	%(6)
Ratio of net investment income (loss) to average net assets	1.59	%(6)	1.32%	1.61	%(6)

(1)The Fund commenced operations on December 27, 2019. The information presented is from December 27, 2019 to November 30, 2020.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on each Fund’s net asset value.

(5)Net increase from payments by affiliates on the disposal of investments due to trade error added 0.11% to this return (Note 4).

(6) Annualized.

Global REIT ETF

The accompanying notes are an integral part of these financial statements.	17

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Six-Months Ended May 31, 2022 (Unaudited)	Period Ended November 30, 2021 (1)

Net asset value, beginning of period	$25.63	$20.00

Income from Investment Operations:
Net investment income (loss) (2)	0.24	0.26
Net realized and unrealized gain (loss) on investments	(2.24)	6.04
Total from investment operations	(2.00)	6.30

Less Distributions:
From net investment income	(0.47)	(0.29)
From long-term capital gains	—	(0.15)
From return of capital	—	(0.23)
Total distributions	(0.47)	(0.67)

Net asset value, end of period	$23.16	$25.63
Total return (3)(4)	(7.93)%	31.98%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$32.4	$23.1
Portfolio turnover rate (3)	29%	79%
Ratio of expenses to average net assets (5)	0.69%	0.69%
Ratio of net investment income (loss) to average net assets (5)	1.90%	1.19%

(1)The Fund commenced operations on December 29, 2020. The information presented is from December 29, 2020 to November 30, 2021.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on each Fund’s net asset value.

(5)Annualized.

18

SP Funds

NOTES TO FINANCIAL STATEMENTS May 31, 2022 (Unaudited)

NOTE 1 – ORGANIZATION

The SP Funds S&P 500 Sharia Industry Exclusions ETF (the “Sharia ETF”), the SP Funds Dow Jones Global Sukuk ETF (the “Sukuk ETF”), and the SP Funds S&P Global REIT ETF (the “Global REIT ETF”) (each a “Fund”, and collectively, the “Funds”) are each a non-diversified series of shares of beneficial interest of Tidal ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares is registered under the Securities Act of 1933, as amended. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The Sharia ETF commenced operations on December 17, 2019, the Sukuk ETF commenced operations on December 27, 2019 and the Global REIT ETF commenced operations on December 29, 2020.

The investment objective of the Sharia ETF is to seek to track the performance, before fees and expenses, of the S&P 500 Shariah Industry Exclusions Index. The investment objective of the Sukuk ETF is to seek to track the performance, before fees and expenses, of the Dow Jones Sukuk Total Return (ex-Reinvestment) Index. The investment objective of the Global REIT ETF is to seek to track the performance, before fees and expenses, of the S&P Global All Equity REIT Shariah Capped Index (the “Global REIT Index”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Funds are open for business.

Sukuk securities are valued by using an evaluated mean of the bid and asked prices provided by Independent Pricing Agents. The Independent Pricing Agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

For securities for which quotations are not readily available, a fair value will be determined by the Valuation Committee using the Fair Value Procedures approved by the Trust’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Fair Value Procedures adopted by the Board. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

19

SP Funds

Level 3 –Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of May 31, 2022:

	Sharia ETF
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$145,132,418	$—	$—	$145,132,418
Total Investments in Securities	$145,132,418	$—	$—	$145,132,418

	Sukuk ETF
Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Sukuk (1)	$—	$23,791,778	$—	$23,791,778
Foreign Government Sukuk (2)	—	22,977,089	—	22,977,089
Total Investments in Securities	$—	$46,768,867	$—	$46,768,867

	Global REIT ETF
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$32,385,101	$—	$—	$32,385,101
Total Investments in Securities	$32,385,101	$—	$—	$32,385,101

The following is a reconciliation of Level 3 investments for the Global REIT ETF for which significant unobservable inputs were used to determine fair value:

Investments in Securities at Fair Value
Balance as of November 30, 2021	$103
Accrued discounts/premiums	—
Realized gain (loss)	(646)
Change in unrealized depreciation	543
Purchases	—
Sales	—
Transfer into and/or out of Level 3	—
Balance as of May 31, 2022	$—

Change in unrealized depreciation during the period for Level 3 investments held at May 31, 2022:	$—

(1)See Schedules of Investments for the industry breakout.

(2)See Schedules of Investments for the security type breakout.

B.Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

NOTES TO FINANCIAL STATEMENTS May 31, 2022 (Unaudited) (Continued)

20

SP Funds

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Funds intend to declare as dividends in each calendar year at least 98.0% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

As of May 31, 2022, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on sukuk securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Sukuk income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Funds are declared and paid at least monthly. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

F.Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

G.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H.Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (“the Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

I.Recently Issued Accounting Pronouncements. In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Fund will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Management is currently evaluating the impact, if any, of applying this provision.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping

NOTES TO FINANCIAL STATEMENTS May 31, 2022 (Unaudited) (Continued)

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requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund will be required to comply with the rules by September 8, 2022. Management is currently evaluating the impact, if any, of applying this provision.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

A.Concentration Risk. Each Fund’s investments will be concentrated in an industry or group of industries to the extent the Index is so concentrated. In such event, the value of shares of the Funds may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries.

•Concentration in REITs (Global REIT ETF Only). The Fund is expected to be concentrated in REITs. A REIT is a company that owns or finances income-producing real estate and meets certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”), as more fully described in the Fund’s Statement of Additional Information (“SAI”). Through its investments in REITs, the Fund is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions; declines in property value and the real estate market; the potential failure to qualify for tax-free pass through of income; and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area, or a small number of property types. As a result, investments in REITs may be volatile. To the extent the Fund invests in REITs concentrated in specific geographic areas or property types, the Fund may be subject to a greater loss as a result of adverse developments affecting such area or property types. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

B.Credit Risk (Sukuk ETF Only). Debt securities are subject to the risk of an issuer’s (or other party’s) failure or inability to meet its obligations under the security. Multiple parties may have obligations under a debt security. An issuer or borrower may fail to pay principal and interest when due. A guarantor, insurer or credit support provider may fail to provide the agreed upon protection. A counterparty to a transaction may fail to perform its side of the bargain. An intermediary or agent interposed between the investor and other parties may fail to perform the terms of its service. Also, performance under a debt security may be linked to the obligations of other persons who may fail to meet their obligations. The credit risk associated with a debt security could increase to the extent that the Fund’s ability to benefit fully from its investment in the security depends on the performance by multiple parties of their respective contractual or other obligations. The market value of a debt security is also affected by the market’s perception of the creditworthiness of the issuer.

C.Currency Risk (Global REIT ETF Only). The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

D.Emerging Markets Risk (Sukuk ETF and Global REIT ETF Only). Investments in emerging market securities impose risks different from, or greater than, risks of investing in foreign developed countries, including: smaller market capitalization; significant price volatility; and restrictions on foreign investment. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, and confiscatory taxation, or, in certain instances, reversion to closed market, centrally planned economies. Emerging market economies may also experience more severe downturns. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. In addition, less information may be available about companies in emerging markets than in developed markets because such emerging markets companies may not be subject to accounting, auditing and financial reporting standards or to other regulatory practices required by U.S. companies which may lead to potential errors in index data, index computation and/or index construction. Such conditions may impact the ability of the Funds to buy, sell or otherwise transfer securities; adversely affect the trading market and price for such securities; and/or cause the Funds to decline in value.

NOTES TO FINANCIAL STATEMENTS May 31, 2022 (Unaudited) (Continued)

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E.Equity Market Risk (Sharia ETF and Global REIT ETF Only). The Fund will invest in common stocks directly or indirectly through ETFs. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks, such as those held by the Fund, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

F.Exchange Traded Fund (“ETF”) Risks.

•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem shares of the Funds directly from the Funds (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Funds may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling shares of the Funds, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares of the Funds may significantly reduce investment results and an investment in shares of the Funds may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, shares of the Funds may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares of the Funds will approximate the Fund’s NAV, there may be times when the market price of shares of the Funds are more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares of the Funds or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares of the Funds in the secondary market, in which case such premiums or discounts may be significant.

•Trading. Although shares of the Funds are listed on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Funds will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Funds may begin to mirror the liquidity of each Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Funds.

G.Foreign Government Risk (Sukuk ETF Only). The Fund’s investment in securities issued by foreign governments or their agencies or instrumentalities (sovereign debt), including those that issue sukuk through a secondary issuing vehicle, differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore limited. The foreign sovereign debt securities the Fund purchases involve specific risk, including that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of political constraints, cash flow problems, and other national economic factors; (ii) governments may default on their sovereign debt, which may require holders of such sovereign debt to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there are no bankruptcy proceedings by which defaulted sovereign debt may be collected in whole or in part. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments that track an index of domestic securities.

H.Foreign Securities Risks (Sukuk ETF and Global REIT ETF Only). Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be

NOTES TO FINANCIAL STATEMENTS May 31, 2022 (Unaudited) (Continued)

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SP Funds

more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

I.Geographic Investment Risk (Sukuk ETF Only). To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

•Risks of Investing in Saudi Arabia (Sukuk ETF Only). The ability of foreign investors to invest in Saudi Arabian issuers is new and untested. Such ability could be restricted or revoked by the Saudi Arabian government at any time, and unforeseen risks could materialize due to foreign ownership in such securities. The economy of Saudi Arabia is dominated by petroleum exports. A sustained decrease in petroleum prices could have a negative impact on all aspects of the economy. Investments in securities of Saudi Arabian issuers involves risks not typically associated with investments in securities of issuers in more developed countries that may negatively affect the value of the Fund’s investments. Such heightened risks may include, among others, expropriation and/or nationalization of assets, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/ or military involvement in governmental decision making, armed conflict, crime and instability as a result of religious, ethnic and/or socioeconomic unrest. There remains the possibility that instability in the larger Middle East region could adversely impact the economy of Saudi Arabia, and there is no assurance of political stability in Saudi Arabia.

•Risks of Investing in the United Arab Emirates (Sukuk ETF Only). The economy of the United Arab Emirates (“UAE”) is dominated by petroleum exports. A sustained decrease in commodity prices, particularly oil and natural gas, could have a negative impact on all aspects of the UAE economy. The nonoil UAE economy, which is concentrated in Dubai’s service sector, could be affected by declines in tourism, real estate, banking and re- export trade. The UAE and the governments of the individual emirates exercise substantial influence over many aspects of the private sector. Governmental actions could have a significant effect on economic conditions in the UAE, which could adversely affect the value of the Fund. In addition, recent political instability and protests in North Africa and the Middle East have caused significant disruptions to many industries. Continued political and social unrest in these areas may adversely affect the value of the Fund.

J.Interest Rate Risk (Sukuk ETF Only). The income generated by debt securities owned by the Fund will be affected by changing interest rates. In addition, as interest rates rise the values of fixed income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Falling interest rates may cause an issuer to redeem or “call” a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities. Rising interest rates across the U.S. and international financial systems may result in fixed-income markets becoming more volatile. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Interest rates have recently been historically low, so the Fund faces a heightened risk that rates may rise.

K.Market Capitalization Risk (Sharia ETF and Global REIT ETF Only).

•Large-Capitalization Investing (Sharia ETF and Global REIT ETF Only). The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

•Mid-Capitalization Investing (Global REIT ETF Only). The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.

•Small-Capitalization Investing (Global REIT ETF Only). The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

NOTES TO FINANCIAL STATEMENTS May 31, 2022 (Unaudited) (Continued)

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NOTES TO FINANCIAL STATEMENTS May 31, 2022 (Unaudited) (Continued)

L.Non-Diversification Risk. Because the Funds are “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause each Fund’s overall value to decline to a greater degree than if the Funds held a more diversified portfolio.

M.Sector Risk (Sharia ETF Only). To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

•Information Technology Sector Risk. The Fund may invest in companies in the information technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

•Consumer Discretionary Sector Risk. The Fund may invest in companies in the consumer discretionary sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

N.Sharia-Compliant Investing Risk. Islamic religious law, commonly known as “Sharia,” has certain restrictions regarding finance and commercial activities permitted for Muslims, including interest restrictions and prohibited industries, which reduces the size of the overall universe in which the Funds can invest. The strategy to reduce the investable universe may limit investment opportunities and adversely affect each Fund’s performance, especially in comparison to a more diversified fund. Because Islamic principles preclude the use of interest-paying instruments, cash reserves do not earn income.

O.Sukuk Risk (Sukuk ETF only). Sukuk are financial certificates that are similar to conventional bonds but are structured to comply with Sharia law and its investments principles, which, among other things, prohibit charging or paying interest. Sukuk involve many of the same risks that conventional bonds incur such as credit risk and interest rate risk. In addition to these risks, there are certain risks specific to sukuk. Sukuk represent undivided shares in the ownership of certificates, and such certificates are linked to a specific investment activity, such as an underlying asset or contractual payment obligations of the issuer. Because no collateral is pledged as security for sukuk, purchasers of sukuk are subject to the risk that an issuer may not meet its payment obligations or that an underlying asset may not perform as expected or lose value. While the sukuk market has grown significantly in recent years, there may be times when the market is illiquid and it is difficult for the Fund to make an investment in or dispose of sukuk.

P.Tax Risk (Global REIT ETF Only). To qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, (i) more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets or (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund or (ii) more than 25% of the value of the Fund’s assets would be invested in (a) the securities of any one issuer. Given the concentration of the Global REIT Index in a relatively small number of securities, it may not always be possible for the Fund to fully implement a replication strategy or a representative sampling strategy while satisfying these diversification requirements. The Fund’s efforts to satisfy the diversification requirements may affect the Fund’s execution of its investment strategy and may cause the Fund’s return to deviate from that of the Global REIT Index, and the Fund’s efforts to replicate or represent the Global REIT Index may cause it inadvertently to fail to satisfy the diversification requirements. If the Fund were to fail to satisfy the diversification requirements, it could incur penalty taxes and be forced to dispose of certain

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NOTES TO FINANCIAL STATEMENTS May 31, 2022 (Unaudited) (Continued)

assets, or it could fail to qualify as a regulated investment company. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Toroso Investments, LLC (the “Adviser”) serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Trust and the Adviser with respect to the Funds (the “Advisory Agreement”) and, pursuant to the Advisory Agreement, has overall responsibility for the general management and administration of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser provides oversight of ShariaPortfolio, Inc. (the “Sub-Adviser”), the investment sub-adviser to the Funds.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Management Fee”) based on the average daily net assets of the Fund as follows:

Fund	Management Fee
Sharia ETF	0.49%
Sukuk ETF	0.59%
Global REIT ETF	0.69%

Out of the Management Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, the “Excluded Expenses”). The Management Fees incurred are paid monthly to the Adviser.

The Sub-Adviser serves as the investment sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for ensuring the Funds follow the character of each applicable Index and providing advice with regard to the interpretation of and compliance with Sharia principles.

Pursuant to the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee for the services and facilities the Sub-Adviser provides (the “Sub-Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Sub-Advisory Fee
Sharia ETF	0.02%
Sukuk ETF	0.02%
Global REIT ETF	0.02% on first $500 million
0.01% on amounts over $ 500 million

The Sub-Advisory Fees incurred are paid monthly to each Sub-Adviser by the Adviser. The Adviser has entered into an agreement with SP Funds Management, LLC (“SP Funds Management”) an affiliate of the Sub-Adviser, pursuant to which SP Funds Management has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Funds and paid by SP Funds Management including fees charged by Tidal (defined below), which is the Funds’ administrator and an affiliate of the Adviser. For assuming each Fund’s payment obligations, the Adviser has agreed to pay SP Funds Management, LLC the profits, if any, generated by each Fund’s unitary management fee.

Tidal ETF Services LLC (“Tidal”), an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

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NOTES TO FINANCIAL STATEMENTS May 31, 2022 (Unaudited) (Continued)

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser and Fund Services. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the period ended May 31, 2022, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were as follows:

Fund	Purchases	Sales
Sharia ETF	$4,429,088	$3,551,982
Sukuk ETF	14,139,282	2,434,608
Global REIT ETF	8,752,850	8,561,976

For the period ended May 31, 2022, the purchases or sales of long-term U.S. Government securities were as follows:

Fund	Purchases	Sales
Sharia ETF	$—	$—
Sukuk ETF	2,467,720	960,200
Global REIT ETF	—	—

For the period ended May 31, 2022, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	Purchases	Sales
Sharia ETF	$43,728,641	$2,826,002
Sukuk ETF	—	—
Global REIT ETF	25,759,508	13,030,826

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the periods ended May 31, 2022 (estimated) and November 30, 2021, were as follows:

Period Ended May 31, 2022
Distributions paid from:	Sharia ETF	Sukuk ETF	Global REIT ETF
Ordinary income	$1,108,800	$560,550	$544,375
Total distributions paid	$1,108,800	$560,550	$544,375

Period Ended November 30, 2021
Distributions paid from:	Sharia ETF	Sukuk ETF	Global REIT ETF
Ordinary income	$592,885	$460,216	$215,430
Long-term capital gain	173,465	—	49,482
Return of capital	—	410,234	140,438
Total distributions paid	$766,350	$870,450	$405,350

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NOTES TO FINANCIAL STATEMENTS May 31, 2022 (Unaudited) (Continued)

As of the most recent fiscal period ended November 30, 2021, the components of accumulated earnings (losses) on a tax basis were as follows:

	Sharia ETF	Sukuk ETF	Global REIT ETF
Cost of investments (1)	$96,562,994	$36,905,829	$21,294,818
Gross tax unrealized appreciation	28,713,593	531,783	2,093,482
Gross tax unrealized depreciation	(2,029,105)	(464,923)	(393,018)
Net tax unrealized appreciation (depreciation)	26,684,488	66,860	1,700,464
Undistributed ordinary income (loss)	—	—	—
Undistributed long-term capital gain (loss)	290,899	—	—
Total distributable earnings	290,899	—	—
Other accumulated gain (loss)	—	(222,945)	(131)
Total accumulated gain (loss)	$26,975,387	$(156,085)	$1,700,333

(1)The difference between book and tax-basis unrealized appreciation was attributable primarily to the treatment of wash sales.

Net capital losses incurred after November 30 and net investment losses incurred after December 31, and within the taxable year, are deemed to arise on the first business day of each Fund’s next taxable year. As of the most recent fiscal year ended November 30, 2021, the Funds had no late year losses and the Sharia ETF, Sukuk ETF, and Global REIT ETF had short-term capital loss carryovers of $0, $222,945, and $0, respectively, which do not expire. During the year ended November 30, 2021, the Sharia ETF utilized $315,763 of short-term loss carryovers.

NOTE 7 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Global REIT ETF a credit facility pursuant to a Loan Agreement for temporary or extraordinary purposes. Credit facility details for the period ended May 31, 2022, are as follows:

Maximum available credit	$50,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding	—
Credit facility outstanding as of May 31, 2022	—
Average interest rate	—

Interest expense incurred for the period ended May 31, 2022 is disclosed in the Statement of Operations, if applicable.

NOTE 8 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares (“Creation Units.”) Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

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NOTES TO FINANCIAL STATEMENTS May 31, 2022 (Unaudited) (Continued)

NOTE 9 – RECENT MARKET EVENTS

U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic and related public health crisis, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, rising inflation, trade tensions, and the threat of tariffs imposed by the U.S. and other countries. In particular, the global spread of COVID-19 has resulted in disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Health crises and related political, social and economic disruptions caused by the spread of COVID-19 may also exacerbate other pre-existing political, social and economic risks in certain countries. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on your account.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined that there are no subsequent events that would need to be disclosed in the Funds’ financial statements.

29

SP Funds

EXPENSE EXAMPLES For the Six-Months Ended May 31, 2022 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Funds’ shares, and (2) ongoing costs, including management fees of the Funds. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from December 1, 2021 to May 31, 2022.

Actual Expenses

The first line of the following tables provides information about actual account values and actual expenses. To the extent the Funds invest in shares of other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The examples include, but are not limited to, unitary fees. However, the examples do not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of the Funds’ shares. Therefore, the second line of the following tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Sharia ETF

	Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Expenses Paid During the Period December 1, 2021 – May 31, 2022(1)

Actual	$1,000.00	$872.30	$2.29
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.49	$2.47

(1)Expenses are equal to the Fund’s annualized net expense ratio of 0.49%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the most recent six-month period).

Sukuk ETF

	Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Expenses Paid During the Period December 1, 2021 – May 31, 2022(2)

Actual	$1,000.00	$935.80	$2.85
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.99	$2.97

(2)Expenses are equal to the Fund’s annualized net expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the most recent six-month period).

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SP Funds

EXPENSE EXAMPLES For the Six-Months Ended May 31, 2022 (Unaudited) (Continued)

Global REIT ETF

	Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Expenses Paid During the Period December 1, 2021 – May 31, 2022(3)

Actual	$1,000.00	$920.70	$3.30
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.49	$3.48

(3)Expenses are equal to the Fund’s annualized net expense ratio of 0.69%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the most recent six-month period).

31

SP Funds

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited)

The Board of Trustees (the “Board” or the “Trustees”) of Tidal ETF Trust (the “Trust”) met via video conference at a meeting held on December 7, 2021 to consider the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Sharia ETF and the Sukuk ETF (the “Funds” or the “SP Funds ETFs”), each a series of the Trust, and Toroso Investments, LLC, the Fund’s investment adviser (the “Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the renewal of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the renewal of Advisory Agreement, a memorandum prepared by legal counsel to the Trust and Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the renewal of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from outside legal counsel to the Trust and Independent Trustees, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, biographical information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the proposed unitary advisory fee for the Funds, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the renewal of the Advisory Agreement for an additional one-year term.

Discussion of Factors Considered

In considering the renewal of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the SP Funds ETFs as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the Adviser’s investment management team, including Michael Venuto and Charles Ragauss, who each serve as a portfolio manager of the Funds, in addition to the portfolio manager for the Fund’s sub-adviser, ShariaPortfolio, Inc. (the “Sub-Adviser”), as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel, compliance record and oversight of the compliance program of the Funds’ Sub-Adviser, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser does not manage any other accounts that utilize a strategy similar to that employed by each of the Funds.

The Board also considered other services provided to the SP Funds ETFs, such as monitoring adherence to each Fund’s investment strategy and restrictions, oversight of the Sub-Adviser and other service providers to the Funds, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and monitoring the extent to which each Fund achieves its investment objective as a passively-managed ETF. The Board noted that the Funds are each designed to track the performance of an index and that the Adviser is responsible for trade execution.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods, and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing the Funds and that the nature, overall quality and extent of the management services provided to the Funds, as well as the Adviser’s compliance program, were satisfactory.

2.Investment Performance of the Funds and the Adviser. The Board considered the investment performance of the SP Funds ETFs and the Adviser. The Board noted that each Fund was designed to track the performance of an index and considered the extent to which the Funds tracked their respective indexes, before fees and expenses, in addition to the performance of the Funds against their benchmark indexes and respective peer groups. The Board also noted that although the Funds are sub-advised, the Adviser is responsible for portfolio management and trading of the Funds and the Sub-Adviser serves a limited role ensuring Sharia compliance.

The Board considered the performance of the Sharia ETF on both an absolute basis and in comparison to its underlying index (the S&P 500 Shariah Industry Exclusions Index), its benchmark index (the S&P 500 Index), and in comparison to a peer group of funds in the Sharia ETF’s current Morningstar category based on comparative information prepared by Fund Services utilizing data provided by Morningstar Direct (a peer group of U.S. large blend funds) and other relevant Morningstar categories (the “Sharia Morningstar Peer Group”). The Board considered the Sharia ETF’s performance versus its underlying index and noted

32

SP Funds

factors that contributed to any tracking error. The Board noted that the Sharia ETF outperformed the S&P 500 Index for the three-month, six-month, year-to-date and since inception periods ended September 30, 2021, and underperformed the S&P 500 Index for the one-month and one-year periods ended September 30, 2021. The Board also noted that the performance of the Sharia ETF was above the Sharia Morningstar Peer Group average for the year-to-date and one-year periods ended October 31, 2021.

The Board considered the performance of the Sukuk ETF on both an absolute basis and in comparison to its underlying index (the Dow Jones Sukuk Total Return (ex-Reinvestment) Index), its benchmark index (the Bloomberg Global Aggregate Bond Index (the “Bloomberg Index”)), and in comparison to a peer group of funds in the Sukuk ETF’s current Morningstar category based on comparative information prepared by Fund Services utilizing data provided by Morningstar Direct (a peer group of U.S. world bond funds) and other relevant Morningstar categories (the “Sukuk Morningstar Peer Group”). The Board considered the Sukuk ETF’s performance versus its underlying index and noted factors that contributed to any tracking error and the intent of the Adviser to utilize additional brokers and trade in additional foreign markets in an effort to further reduce any tracking error. The Board noted that the Sukuk ETF outperformed the Bloomberg Index for the one-month, three-month, six-month, year-to-date and one-year periods ended September 30, 2021, and underperformed the Bloomberg Index for the since inception period ended September 30, 2021. The Board also noted that the performance of the Sukuk ETF was above the Sukuk Morningstar Peer Group average for the year-to-date period and below the average for one-year period ended October 31, 2021.

After considering all of the information, the Board concluded that the performance of each of the SP Funds ETFs was satisfactory under current market conditions and that the Adviser has the necessary expertise and resources in providing investment advisory services in accordance with each Fund’s investment objective and strategies. Although past performance is not a guarantee or indication of future results, the Board determined that each of the Funds and its shareholders were likely to benefit from the Adviser’s continued management.

3.Cost of Services Provided and Profits Realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s advisory fees, including a review of comparative expenses, expense components and peer group selection. The Board took into consideration that the advisory fee was a “unitary fee,” meaning that the SP Funds ETFs pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to each Fund’s Rule 12b-1 Plan. The Board noted that the Adviser continued to be responsible for compensating the Trust’s other service providers and paying, or requiring the Sub-Adviser to pay, the Funds’ other expenses out of its own fee and resources. The Board also considered the overall profitability of the Adviser and examined the level of profits accrued to the Adviser from the fees payable under the Advisory Agreement.

For the Sharia ETF, the Board noted that the Fund’s advisory fee of 0.49% was above the Sharia Morningstar Peer Group average of 0.33% and the Fund’s expense ratio of 0.49% was above the Sharia Morningstar Peer Group average of 0.36%.

For the Sukuk ETF, the Board noted that the Fund’s advisory fee of 0.59% was above the Sukuk Morningstar Peer Group average of 0.50% and the Fund’s expense ratio of 0.59% was above the Sukuk Morningstar Peer Group average of 0.50%. The Board also noted that the Adviser had reduced the Fund’s advisory fee from 0.65% to 0.59% of the Fund’s average daily net assets effective as of November 30, 2021.

The Board concluded that each Fund’s expense ratio and advisory fee were fair and reasonable in light of the comparative performance, advisory fee and expense information and the investment management services provided to the Fund by the Adviser given the nature of the Fund’s strategies. The Board also evaluated, based on a profitability analysis prepared by the Adviser, the fees received by the Adviser and its affiliates and the profits realized by the Adviser from its relationship with each of the Funds, and concluded that the fees had not been, and currently were not, excessive, and the Board further concluded that the Adviser had adequate financial resources to support its services to the Funds from the revenues of its overall investment advisory business.

4.Extent of Economies of Scale as the Funds Grow. The Board compared each of the SP Funds ETF’s expenses relative to its Morningstar Peer Group and discussed realized and potential economies of scale. The Board considered the potential economies of scale that each of the SP Funds ETFs might realize under the structure of the advisory fees. The Board noted the advisory fees did not contain any breakpoint reductions as each of the SP Funds ETF’s assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structures.

5.Benefits Derived from the Relationship with the Funds. The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the SP Funds ETFs. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Funds.

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited) (Continued)

33

SP Funds

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Advisory Agreement are fair and reasonable; (b) the advisory fees are reasonable in light of the services that the Adviser provides to each of the SP Funds ETFs; and (c) the approval of renewal of the Advisory Agreement for an additional one-year term was in the best interests of each of the Funds and its shareholders.

At the meeting held on December 7, 2021, the Board also considered the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) for the Funds, entered into between the Adviser and the Sub-Adviser. Prior to this meeting, the Board requested and received materials to assist them in considering the renewal of the Sub-Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including copies of the Sub-Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and the Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Sub-Advisory Agreement, due diligence materials prepared by the Sub-Adviser (including the due diligence response completed by the Sub-Adviser with respect to a specific request letter from outside legal counsel to the Trust and the Independent Trustees, Form ADV, select ownership, organizational, financial and insurance information for the Sub-Adviser, biographical information of key management and compliance personnel, and the Sub-Adviser’s compliance manual and code of ethics) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the Sub-Advisory Agreement for an additional one-year term.

Discussion of Factors Considered

In considering the renewal of the Sub-Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of the Sub-Adviser’s overall services provided to the SP Funds ETFs as well as its specific responsibilities in aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of Naushad Virji, who serves as a portfolio manager for each of the Funds, as well as the responsibilities of other key personnel of the Sub-Adviser involved in the day-to-day activities of the Funds. The Board reviewed the due diligence information provided by the Sub-Adviser, including information regarding the Sub-Adviser’s compliance program, its compliance personnel and compliance record, as well as the Sub-Adviser’s cybersecurity program and business continuity plan. The Board noted that the Sub-Adviser does not manage any other accounts that utilize a strategy similar to that employed by each of the Funds.

The Board also considered other services provided to the SP Funds ETFs by the Sub-Adviser. The Board noted that the Sub-Adviser is responsible for ensuring Sharia compliance on behalf of each of the Funds, subject to oversight by the Adviser, and that the Sub-Adviser monitors the extent to which each Fund meets its investment objective as a passively-managed ETF.

The Board concluded that the Sub-Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-Advisory Agreement and managing the Funds and that the nature, overall quality and extent of the management services provided to the Funds, as well as the Sub-Adviser’s compliance program, were satisfactory.

2.Investment Performance of the Funds and the Sub-Adviser. In considering Fund performance, the Board noted the Sub-Adviser’s limited role of ensuring Sharia compliance in the management of each of the SP Funds ETFs, and therefore concluded that performance of the Funds was not a relevant factor for consideration. The Board also noted that each of the Funds were designed to track the performance of an index and that the performance for each Fund was not a direct result of investment decisions made by the Adviser or the Sub-Adviser.

3.Cost of Services Provided and Profits Realized by the Sub-Adviser. The Board considered the structure of the sub-advisory fees paid by the Adviser to the Sub-Adviser under the Sub-Advisory Agreement. The Board noted that the Adviser represented to the Board that the sub-advisory fees payable under the Sub-Advisory Agreement were reasonable in light of the services performed by the Sub-Adviser. Since the sub-advisory fees are paid by the Adviser, the overall advisory fees paid by each of the SP Funds ETFs are not directly affected by the sub-advisory fees paid to the Sub-Adviser. Consequently, the Board did not consider the cost of services provided by the Sub-Adviser or profitability from its relationship with the Funds to be material factors for consideration given that the Sub-Adviser is not affiliated with the Adviser and, therefore, the sub-advisory fees paid

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited) (Continued)

34

SP Funds

to the Sub-Adviser were negotiated on an arm’s-length basis. Based on all of these factors, the Board concluded that the sub-advisory fees paid to the Sub-Adviser by the Adviser reflected appropriate allocations of the advisory fees and were reasonable in light of the services provided by the Sub-Adviser.

4.Extent of Economies of Scale as the Funds Grow. Since the sub-advisory fees payable to the Sub-Adviser are not paid by each of the SP Funds ETFs, the Board did not consider whether the sub-advisory fees should reflect any realized or potential economies of scale that might be realized as the Fund’s assets increase.

5.Benefits Derived from the Relationship with the Funds. The Board considered the direct and indirect benefits that could be received by the Sub-Adviser from its association with the SP Funds ETFs. The Board concluded that the benefits the Sub-Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Funds.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Sub-Advisory Agreement are fair and reasonable; (b) the sub-advisory fees are reasonable in light of the services that the Sub-Adviser provides to each of the SP Funds ETFs; and (c) the approval of renewal of the Sub-Advisory Agreement for an additional one-year term was in the best interests of each of the Funds and its shareholders.

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited) (Continued)

35

SP Funds

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request without charge by calling (425) 409-9500 or by accessing the Funds’ website at www.sp-funds.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available upon request without charge by calling (425) 409-9500 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling (425) 409-9500. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are posted on the Funds’ website daily at www.sp-funds.com.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of the Funds trade on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily net asset value (“NAV”) is available, without charge, on the Funds’ website at www.sp-funds.com.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (425) 409-9500. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website www.sp-funds.com.

Investment Adviser
Toroso Investments, LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Investment Sub-Adviser
ShariaPortfolio, Inc.
1331 International Pkwy
Suite 2291
Lake Mary, Florida 32746

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, 29th Floor
Philadelphia, Pennsylvania 19102

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator
Tidal ETF Services LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Transfer Agent, Fund Accountant and Fund Sub-Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Information
Fund	Ticker	CUSIP
SP Funds S&P 500 Sharia Industry Exclusions ETF	SPUS	886364801
SP Funds Dow Jones Global Sukuk ETF	SPSK	886364702
SP Funds S&P Global REIT Sharia ETF	SPRE	886364769

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

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Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

5

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	8/3/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	8/3/2022

By (Signature and Title)*	/s/ Daniel Carlson
Daniel Carlson, Treasurer/Principal Financial Officer

Date	8/3/2022

* Print the name and title of each signing officer under his or her signature.

6